Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings per share
Schedule of basic and diluted earnings per share

	2019 Millions	2018 Millions	2017 Millions
Weighted average number of shares for basic earnings per share	27,607	27,770	27,971
Effect of dilutive potential shares: restricted shares and share options	—	87	—
Weighted average number of shares for diluted earnings per share	27,607	27,857	27,971

	2019		2018		2017
	€m		€m		€m
(Loss)/earnings for earnings per share from continuing operations	(4,485)		4,408		(2,190)
Loss for earnings per share from discontinued operations	(3,535)		(1,969)		(4,107)
(Loss)/earnings for basic and diluted earnings per share	(8,020)		2,439		(6,297)

	eurocents		eurocents		eurocents
Basic (loss)/earnings per share from continuing operations	(16.25)	c	15.87	c	(7.83)	c
Loss) per share from discontinued operations	(12.80)	c	(7.09)	c	(14.68)	c
Basic (loss)/earnings per share	(29.05)	c	8.78	c	(22.51)	c

	eurocents		eurocents		eurocents
Diluted (loss)/earnings per share from continuing operations	(16.25)	c	15.82	c	(7.83)	c
Diluted loss per share from discontinued operations	(12.80)	c	(7.06)	c	(14.68)	c
Diluted (loss)/earnings per share	(29.05)	c	8.76	c	(22.51)	c